Note 7 - Cash and cash equivalents (Detail) - Cash and Cash Equivalents: (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash	$ 19,074,190	$ 24,775,703
Investment in money market accounts		1,430
Time deposits with tenor less than 90 days	15,967,482	16,144,685
Total	$ 35,041,672	$ 40,921,818	$ 58,875,399	$ 79,477,153